Acquisitions	12 Months Ended
Dec. 31, 2024
Acquisitions [Abstract]
Acquisitions

Note 3 — Acquisitions

FKAP

As stated in Note 1, in April 2023, the Company acquired 90% of the European first division football team FKAP. FKAP is located in North Macedonia, a country with participation rights in two major UEFA competitions, the Europa League and the Europa Conference League, and rebranded the team Brera Strumica FC. Under the FKAP Acquisition, for the 90% ownership, we agreed to pay a total of EUR600,000 in cash. In addition to the cash payment, as contingent consideration, the Company agreed to issue to Goran Pandev a number of restricted Class B Ordinary Shares each year over a ten-year period beginning December 31, 2023. The number of Class B Ordinary Shares to be issued shall be equal to the quotient of the applicable net income amount (“ANIA”) divided by the volume weighted average price per share. The ANIA shall be equal to the sum of (i) 15% of the net income actually received by FKAP from players’ transfer market fees received during the applicable year; plus (ii) 15% of the net income actually received by FKAP from Union of European Football Associations prize money paid for access to European qualifying rounds (not including group stages, and only including such rounds) during the applicable year.

Details of the purchase consideration, the net assets acquired, and goodwill are as follows:

December 31, 2023
EUR
Cash purchase	600,000
Contingent consideration	142,000
Total purchase consideration	742,000

As of December 31, 2024 and 2023, the fair value of the contingent consideration was EUR120,000 and EUR181,000, respectively. These amounts were estimated by looking at the income levels over the last seven years to get an average and calculating the present value of the future expected cash flows. The estimates are based on a discount rate of 25% and assumed probability-adjusted sales of FKAP over the next 9 years.

IFRS 3 Purchase Price Allocation of FKAP

Final Fair Value December 31, 2023
EUR
Net Tangible Assets
Net working capital	(77,113)
Fixed assets	-
Amounts due to related parties	(88,912)
Total tangible asset allocation	(166,025)

Identifiable Intangible Assets
Broadcasting rights	75,000
Brand	710,000
Player contracts	130,000
Total identifiable intangible assets	915,000

Implied goodwill	75,469

Business Enterprise Value (BEV)	824,444
-
Less: Non-controlling interest	(82,444)
Total Purchase Price (Equity Basis)	742,000

The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.

Accounting Policy Choice for Non-Controlling Interests

The Company recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in FKAP, the Company elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. See Note 2 Business Combinations for the Company’s accounting policies for business combinations.

UYBA

As stated in Note 1, in July 2023, we acquired 51% majority ownership in the Italian Serie A1 women’s professional volleyball team, UYBA Volley S.s.d.a.r.l (“UYBA”) (the “UYBA Acquisition”). UYBA is located in Milan, Italy and has a strong popularity as a top volleyball club competing in the Italian Serie A professional volleyball league, one of the world’s top leagues. Pursuant to the UYBA Acquisition, we agreed to pay EUR840,500 for the 51% ownership.

IFRS 3 Purchase Price Allocation of UYBA

Fair Value July 31, 2023
EUR
Net Tangible Assets
Current assets	323,081
Current liabilities minus short term debt	1,308,742
Net working capital	(985,661)
Fixed assets	222,287 (*)
Financial assets	122,150
Other liabilities	(628,418)
Total tangible asset allocation	(1,269,642)

Identifiable Intangible Assets
Advertising relationships	230,000
Season ticketholder relationships	185,000
Stadium lease	550,000
Brand	1,515,000 (*)
Player contracts	285,000
Total identifiable intangible assets	2,765,000

Assembled workforce	145,000
Implied goodwill (excl. assembled workforce)	372,022
Total economic goodwill	517,022

Business Enterprise Value (BEV)	2,012,380

Deduct: Debt	(364,341)

Total Purchase Consideration (Equity Basis)	1,648,039
Less: Non-controlling interest	(807,539)
Total Purchase Price	840,500

The goodwill is attributable to the workforce and the high profitability of the acquired business. It will not be deductible for tax purposes.

(*)	The purchase price allocation (PPA) was based on provisional estimates, as permitted under IFRS 3 Business Combinations. During 2024, the Company finalized the PPA within the 12-month measurement period. While the overall enterprise value remained unchanged, the allocation between tangible and intangible assets was revised in the 2024 financial statements. The principal change relates to the classification of leasehold improvements in the PPA. In the provisional PPA, an amount of €837,147 was incorrectly allocated to the Brand intangible asset. Upon final review of the IFRS financial statements, it was determined that this amount should have been recognized as leasehold improvements within tangible assets. As a result, the Brand intangible asset was reduced by €837,147, and tangible assets were increased by the same amount to properly reflect the capitalization of leasehold improvements. Book value was used as a reasonable proxy for fair value, consistent with IFRS 3 guidance for immaterial acquisitions where a full valuation would not materially alter the results.

Accounting Policy Choice for Non-Controlling Interests

The Company recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in UYBA, the Company elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. See Note 2 Business Combinations for the Company’s accounting policies for business combinations. The fair values of net tangible assets and intangible assets acquired are based upon preliminary valuations and the Company’s estimates and assumptions are subject to change within the measurement period (potentially up to one year from the acquisition date).